Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of borrowings

	As at 30 June 2023 unaudited £’000	As at 31 December 2022 £’000
Current
Lease liabilities	164	161
Total	164	161
Non-current
Lease liabilities	380	463
Total	380	463

	2020 £’000	2021 £’000	2020 £’000
Current
Lease liabilities	161	146	93
Government and research loans	–	–	107
Total	161	146	200
Non-current
Lease liabilities	463	620	60
Total	463	620	60